Advances to Suppliers and Other Current Assets	12 Months Ended
Sep. 30, 2023
Advances to Suppliers and Other Current Assets [Abstract]
ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS

3. ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS

The amount of other current assets consisted of the following:

	September 30, 2023	September 30, 2022
Prepayments for advertisements	$1,540,646	$1,525,864
Prepayment of projects	12,535,168	-
Prepayments of land leases	357,255	461,886
Total	$14,433,069	$1,987,750

On September 28, 2023, Nanping Golden Heaven signed an amusement park construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $25.07 million (RMB180 million). The planned project construction period is 12 months, from October 1, 2023 to September 31, 2024. Nanping Golden Heaven paid $12.54 million (RMB90 million) in September 2023.